Share-based payments - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) shares Y $ / shares	Dec. 31, 2024 CAD ($) Y $ / shares
Share-based payments
Number of share cancelled | shares	1,000,000
Weighted average assumptions
Fair value of stock options at grant date (in dollar per share) | $	$ 0.86	$ 1.77
Share price (in dollar per share)	$ 1.42	$ 2.78
Exercise price (in dollar per share)	$ 1.48	$ 2.53
Risk-free interest rate	2.72%	3.77%
Expected volatility	87.00%	93.00%
Expected life in years | Y	4.2	3.25
Expected dividend yield	0.00%	0.00%
Stock options at PSU cancellation date
Share-based payments
Issued | shares	400,000
Weighted average assumptions
Fair value of stock options at cancellation date | $	$ 0.95
Share price (in dollar per share)	$ 1.97
Exercise price (in dollar per share)	$ 1.54
Risk-free interest rate	2.69%
Expected volatility	80.00%
Expected life in years | Y	1.67
Expected dividend yield	0.00%